Income Tax - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Income Tax [Line Items]
Temporary differences resulted upon a repatriation of assets from the subsidiary or a sale or liquidation	$ 70
Portion of the unrecognized tax benefits if recognized, reduction of annual effective tax rate	1	1
Accrued interest and penalties	1
Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	351
State domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	181
State domestic [Member] | Minimum [Member]
Income Tax [Line Items]
Net operating loss carryforwards, expiry date	2022
State domestic [Member] | Maximum [Member]
Income Tax [Line Items]
Net operating loss carryforwards, expiry date	2032
Foreign [Member]
Income Tax [Line Items]
Net operating loss carryforwards	18
2024 [Member] | Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	12
Net operating loss carryforwards, expiry date	2024
2025 [Member] | Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	13
Net operating loss carryforwards, expiry date	2025
2026 [Member] | Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	37
Net operating loss carryforwards, expiry date	2026
2027 [Member] | Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	35
Net operating loss carryforwards, expiry date	2027
2028 [Member] | Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	76
Net operating loss carryforwards, expiry date	2028
2029 [Member] | Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	62
Net operating loss carryforwards, expiry date	2029
2030 [Member] | Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	57
Net operating loss carryforwards, expiry date	2030
2031 [Member] | Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	24
Net operating loss carryforwards, expiry date	2031
2032 [Member] | Federal domestic [Member]
Income Tax [Line Items]
Net operating loss carryforwards	35
Net operating loss carryforwards, expiry date	2032
2013 [Member] | Foreign [Member]
Income Tax [Line Items]
Net operating loss carryforwards	2
Net operating loss carryforwards, expiry date	2013
2014 [Member] | Foreign [Member]
Income Tax [Line Items]
Net operating loss carryforwards	2
Net operating loss carryforwards, expiry date	2014
2015 [Member] | Foreign [Member]
Income Tax [Line Items]
Net operating loss carryforwards	3
Net operating loss carryforwards, expiry date	2015
2016 [Member] | Foreign [Member]
Income Tax [Line Items]
Net operating loss carryforwards	6
Net operating loss carryforwards, expiry date	2016
2017 [Member] | Foreign [Member]
Income Tax [Line Items]
Net operating loss carryforwards	4
Net operating loss carryforwards, expiry date	2017
2018 [Member] | Foreign [Member]
Income Tax [Line Items]
Net operating loss carryforwards	$ 1
Net operating loss carryforwards, expiry date	2018